Long-Term Debt and Other Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Long-Term Debt and Other Financial Liabilities [Abstract]
Long-Term Debt and Other Financial Liabilities
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2022	December 31, 2021
Long-term debt and other financial liabilities	235,603	218,551
Less: Deferred financing costs and debt discounts	(3,727)	(3,377)
Total	231,876	215,174
Less - current portion	(35,051)	(68,473)
Long-term portion	196,825	146,701

Debt related to assets held for sale	13,100	-
Less: Deferred financing costs	(110)	-
Total	12,990	-

Total debt net of deferred financing costs and debt discounts	244,866	215,174

Long-Term Debt and Other Financial Liabilities [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Annual Principal Payments
The annual principal payments required to be made after December 31, 2022 for all long-term debt and other financial liabilities, are as follows:

Twelve-month periods ending December 31,	Amount
2023	50,006
2024	30,633
2025	47,911
2026	77,296
Thereafter	42,857
Total	248,703